Schedule of Investments (unaudited)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.4%
Alabama Federal Aid Highway Finance Authority RB
Series A, 5.00%, 09/01/27	$100	$119,318
Series A, 5.00%, 09/01/29 (PR 09/01/27)	100	119,318
Alabama Highway Finance Corp. RB, 5.00%, 08/01/27	45	53,432
Alabama Public School and College Authority RB, Series A,
5.00%, 11/01/27	300	359,134
City of Huntsville AL, 5.00%, 11/01/27 (CALL 05/01/27)	100	118,448
City of Huntsville AL GOL, Series A, 5.00%, 05/01/28
(Call 11/01/27)	60	71,913
State of Alabama GO
5.00%, 11/01/27	80	95,916
Series C, 5.00%, 08/01/27 (Call 08/01/26)	130	150,994
		1,088,473
Arizona — 1.9%
Arizona State University RB, Series B, 5.00%, 07/01/30
(Call 07/01/27)	135	159,603
City of Phoenix AZ GO, 5.00%, 07/01/27 (Call 07/01/26)	180	208,573
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/27 (Call 07/01/26)	220	254,457
Series D, 5.00%, 07/01/29 (CALL 07/01/27)	165	194,368
Maricopa County Unified School District No. 48 Scottsdale GO,
5.00%, 07/01/28 (Call 07/01/27)	40	47,358
Maricopa County Union High School District No. 210-Phoenix GO,
5.00%, 07/01/27	110	130,677
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/27	210	246,900
Series A, 5.00%, 01/01/29 (Call 01/01/27)	110	128,871
State of Arizona COP, Series A, 5.00%, 10/01/27	100	119,546
		1,490,353
California — 12.3%
California Infrastructure & Economic Development Bank RB,
5.00%, 10/01/28 (Call 04/01/27)	185	218,774
California State Public Works Board RB
5.00%, 09/01/29 (Call 09/01/27)	165	194,832
5.00%, 10/01/30 (CALL 10/01/27)	125	147,713
Series C, 5.00%, 03/01/28 (Call 03/01/27)	70	81,785
Series G, 5.00%, 10/01/31 (Call 10/01/27)	235	277,701
California State University RB
Series A, 5.00%, 11/01/27 (Call 11/01/25)	85	96,898
Series A, 5.00%, 11/01/27 (Call 05/01/26)	50	57,629
Series A, 5.00%, 11/01/30 (Call 05/01/27)	100	117,552
City of Los Angeles Department of Airports RB, Series C, 5.00%,
05/15/27	200	235,756
City of San Francisco CA Public Utilities Commission Water
Revenue RB
5.00%, 11/01/27 (Call 05/01/25)	50	56,085
Series D, 5.00%, 11/01/30 (Call 11/01/27)	220	262,026
Coast Community College District GO, Series D, 5.00%, 08/01/28
(Call 08/01/27)	120	143,398
Contra Costa Transportation Authority RB, Series A, 5.00%,
03/01/27 (Call 03/01/25)	90	100,538
County of Santa Clara CA GO, Series C, 5.00%, 08/01/31
(Call 08/01/27)	195	231,427
East Bay Municipal Utility District Wastewater System Revenue
RB, Series A, 5.00%, 06/01/28 (Call 06/01/27)	130	154,796
East Bay Municipal Utility District Water System Revenue RB,
Series B, 5.00%, 06/01/27	60	71,478
Security	Par (000)	Value

California (continued)
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/30 (CALL 07/01/27)	$125	$148,712
Series A, 5.00%, 06/01/27	100	118,677
Series A, 5.00%, 07/01/29 (Call 07/01/27)	160	190,536
Los Angeles Department of Water & Power Power System
Revenue RB, 5.00%, 07/01/31 (CALL 01/01/27)	65	75,713
Los Angeles Department of Water & Power System Revenue RB,
Series C, 5.00%, 07/01/28 (Call 07/01/27)	150	177,594
Los Angeles Department of Water RB, Series A, 5.00%, 07/01/30
(Call 01/01/27)	145	169,349
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/27	175	207,494
Series B1, 5.00%, 07/01/27	60	71,141
Metropolitan Water District of Southern California RB, Series C,
5.00%, 10/01/27	55	66,049
Modesto Irrigation District RB, Series A, 5.00%, 10/01/27
(CALL 10/01/25)	40	45,259
Mountain View Los Altos Union High School District/CA GO,
Series C, 0.00%, 08/01/27(a)	150	137,328
Municipal Improvement Corp. of Los Angeles RB, Series B,
5.00%, 11/01/27 (Call 11/01/26)	190	221,645
Newport Mesa Unified School District GO, 0.00%, 08/01/27
(NPFGC)(a)	215	196,944
Palo Alto Unified School District GO, 0.00%, 08/01/27(a)	130	120,455
Riverside County Transportation Commission RB
5.00%, 06/01/31 (CALL 12/01/27)	280	335,994
Series B, 5.00%, 06/01/28 (Call 12/01/27)	105	126,259
San Diego County Regional Airport Authority RB, 5.00%,
07/01/27	100	117,655
San Diego Unified School District/CA GO, Series J, 5.00%,
07/01/29 (Call 07/01/27)	100	118,625
San Francisco Bay Area Rapid Transit District Sales Tax Revenue
RB, Series A, 5.00%, 07/01/29 (Call 07/01/27)	100	118,625
San Francisco City & County Airport Commission San Francisco
International Airport RB, Series D, 5.00%, 05/01/27
(Call 05/01/26)	100	114,935
San Jose Unified School District GO
5.00%, 08/01/27	95	113,579
Series C, 0.00%, 08/01/27 (NPFGC)(a)	95	87,164
San Mateo County Community College District GO
Series A, 0.00%, 09/01/27 (NPFGC)(a)	270	248,120
Series B, 0.00%, 09/01/27 (NPFGC)(a)	100	91,896
San Mateo Union High School District GO, Series C, 0.00%,
09/01/27 (NPFGC)(a)	125	114,236
Santa Monica Public Financing Authority RB, 5.00%, 07/01/31
(Call 07/01/27)	45	53,511
Southern California Public Power Authority RB, Series C, 5.00%,
07/01/27 (Call 01/01/25)	70	77,692
State of California Department of Water Resources RB,
Series AX, 5.00%, 12/01/31 (Call 12/01/27)	125	149,997
State of California GO
4.00%, 08/01/27 (Call 08/01/26)	35	38,880
5.00%, 04/01/27	125	147,136
5.00%, 11/01/27	150	178,927
5.00%, 12/01/27	80	95,602
5.00%, 08/01/28 (Call 08/01/27)	255	302,339
5.00%, 11/01/28 (Call 11/01/27)	325	387,676
5.00%, 08/01/29 (Call 08/01/27)	200	236,896
5.00%, 08/01/30 (Call 08/01/27)	500	591,661
5.00%, 11/01/30 (Call 11/01/27)	195	232,132

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 11/01/31 (Call 11/01/27)	$265	$315,300
Series C, 5.00%, 08/01/27 (Call 08/01/26)	150	173,421
University of California RB
5.00%, 05/15/30 (CALL 05/15/27)	125	147,487
Series AY, 5.00%, 05/15/30 (Call 05/15/27)	245	289,075
Series I, 5.00%, 05/15/27 (Call 05/15/25)	190	212,713
West Valley-Mission Community College District GO, Series B,
5.00%, 08/01/27 (Call 08/01/25)	45	50,699
		9,663,516
Colorado — 0.4%
City & County of Denver Co. Airport System Revenue RB,
Series B, 5.00%, 12/01/27	45	53,417
Denver City & County School District No. 1 GO, Series B, 4.00%,
12/01/27 (SAW)	150	171,993
State of Colorado COP, Series K, 5.00%, 03/15/27	100	117,964
		343,374
Connecticut — 1.3%
City of Danbury CT GO, 5.00%, 11/01/27 (CALL 11/01/26)	50	58,328
State of Connecticut Clean Water Fund - State Revolving Fund
RB, Series A, 5.00%, 05/01/29 (Call 05/01/27)	150	177,159
State of Connecticut GO
Series A, 5.00%, 04/15/29 (Call 04/15/27)	225	263,974
Series B, 4.00%, 06/01/27	100	113,166
Series F, 5.00%, 11/15/27 (Call 11/15/25)	180	204,559
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/27	105	122,632
Series B, 5.00%, 10/01/27	100	118,826
		1,058,644
Delaware — 0.2%
Delaware Transportation Authority RB
5.00%, 07/01/27	100	119,200
5.00%, 07/01/27 (Call 07/01/26)	65	75,349
		194,549
District of Columbia — 1.6%
District of Columbia GO
Series A, 5.00%, 10/15/27	100	119,955
Series D, 5.00%, 06/01/27	100	118,903
Series E, 5.00%, 06/01/27 (Call 12/01/26)	185	217,222
District of Columbia RB
Series A, 5.00%, 03/01/27	160	189,084
Series C, 5.00%, 05/01/27	50	59,331
Series C, 5.00%, 10/01/27	100	119,847
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/27 (Call 10/01/25)	55	62,422
Series B, 5.00%, 10/01/27	50	60,014
Metropolitan Washington Airports Authority Aviation Revenue RB,
5.00%, 10/01/27	125	148,234
Washington Metropolitan Area Transit Authority RB
5.00%, 07/01/27	50	59,284
Series A-1, 5.00%, 07/01/29 (Call 07/01/27)	100	117,939
		1,272,235
Florida — 3.2%
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/27
(Call 10/01/26)	125	144,583
County of Miami-Dade FL GO, Series A, 5.00%, 07/01/27	100	118,797
County of Miami-Dade FL Water & Sewer System Revenue RB,
Series B, 5.00%, 10/01/27	170	203,126
Florida Department of Environmental Protection RB
Series A, 5.00%, 07/01/27	100	118,625
Security	Par (000)	Value

Florida (continued)
Series A, 5.00%, 07/01/27 (Call 07/01/26)	$100	$116,061
Florida Department of Management Services RB, Series A,
3.00%, 09/01/31 (Call 09/01/27)	100	105,257
Hillsborough County School Board COP, Series B, 5.00%,
07/01/27	30	35,160
Orlando Utilities Commission RB, 5.00%, 10/01/27	125	149,734
Palm Beach County School District COP
Series A, 5.00%, 08/01/27	85	100,829
Series B, 5.00%, 08/01/27	115	136,416
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/27	45	52,962
State of Florida Department of Transportation RB, 5.00%,
07/01/27	100	118,339
State of Florida Department of Transportation Turnpike
System RB
Series A, 5.00%, 07/01/27	120	142,213
Series A, 5.00%, 07/01/29 (Call 07/01/27)	50	59,341
State of Florida GO
5.00%, 07/01/28 (CALL 07/01/27)	225	267,553
Series A, 5.00%, 07/01/27	60	71,347
Series B, 5.00%, 06/01/30 (Call 06/01/27)	65	76,993
Series C, 5.00%, 06/01/27	125	148,204
Series D, 5.00%, 06/01/27	65	77,066
State of Florida Lottery Revenue RB
5.00%, 07/01/27 (CALL 07/01/26)	100	115,827
Series A, 5.00%, 07/01/27	138	163,466
		2,521,899
Georgia — 2.0%
City of Atlanta GA Department of Aviation RB, Series A, 5.00%,
07/01/27	105	123,836
City of Atlanta GA Water & Wastewater Revenue RB
Series A, 5.00%, 11/01/31 (Call 11/01/27)	125	149,567
Series B, 5.00%, 11/01/29 (Call 11/01/27)	75	89,714
Series C, 5.00%, 11/01/28 (Call 11/01/27)	155	185,539
County of Columbia GA GO, 5.00%, 01/01/27	20	23,577
Georgia Ports Authority RB, 5.00%, 07/01/27	200	237,021
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/27	175	206,992
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 5.25%, 07/01/27 (NPFGC)	100	120,155
Series D, 4.00%, 07/01/27	80	90,969
State of Georgia GO
Series C, 5.00%, 07/01/29 (Call 07/01/27)	210	249,660
Series F, 5.00%, 07/01/27 (Call 01/01/27)	75	88,191
		1,565,221
Hawaii — 1.9%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/27 (CALL 07/01/26)	240	277,204
Series A, 5.00%, 07/01/27 (Call 07/01/25)	145	162,875
City & County of Honolulu HI GO
Series B, 5.00%, 10/01/27 (Call 10/01/25)	100	113,264
Series C, 4.00%, 08/01/27	120	136,643
Series D, 5.00%, 09/01/31 (Call 09/01/27)	80	94,652
State of Hawaii GO
5.00%, 10/01/27	120	143,383
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	100	116,798
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	75	87,599
Series FK, 5.00%, 05/01/28 (Call 05/01/27)	140	165,504
Series FN, 5.00%, 10/01/30 (Call 10/01/27)	160	190,217
		1,488,139

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Idaho — 0.3%
Idaho Housing & Finance Association RB, Series A, 5.00%,
07/15/27	$200	$236,887

Illinois — 4.1%
Chicago O'Hare International Airport RB
Series A, 5.00%, 01/01/28 (Call 01/01/27)	85	98,768
Series B, 5.00%, 01/01/27 (Call 01/01/25)	100	109,929
Chicago Transit Authority Capital Grant Receipts Revenue RB,
5.00%, 06/01/27	100	117,550
Illinois Finance Authority RB
5.00%, 07/01/27	150	177,594
5.00%, 07/01/29 (Call 01/01/27)	320	373,404
Illinois State Toll Highway Authority RB
Series B, 5.00%, 01/01/27	125	145,925
Series B, 5.00%, 01/01/27 (Call 07/01/26)	125	144,610
Metropolitan Water Reclamation District of Greater Chicago GO,
5.00%, 12/01/27 (CALL 12/01/26)	145	168,849
Sales Tax Securitization Corp. RB, 5.00%, 01/01/27	110	126,945
State of Illinois GO
5.00%, 06/01/27 (Call 06/01/26)	100	113,406
5.00%, 12/01/27	400	463,144
Series A, 5.00%, 03/01/27	160	183,561
Series B, 5.00%, 09/01/27	125	144,338
Series D, 5.00%, 11/01/27	450	520,605
Series D, 5.00%, 11/01/28 (Call 11/01/27)	100	115,317
State of Illinois Sales Tax Revenue RB, Series C, 5.00%,
06/15/27	200	231,686
		3,235,631
Indiana — 0.9%
Indiana Finance Authority RB, Series C, 5.00%, 06/01/27
(Call 12/01/26)	290	340,510
Indiana University RB, 5.00%, 08/01/29 (CALL 08/01/27)	110	130,087
Indianapolis Local Public Improvement Bond Bank RB, Series A,
5.00%, 01/15/29 (Call 01/15/27)	225	263,153
		733,750
Iowa — 0.1%
Iowa Finance Authority, 5.00%, 08/01/27 (Call 08/01/25)	65	73,471

Kansas — 0.4%
County of Johnson KS GO, 5.00%, 09/01/27	55	65,854
State of Kansas Department of Transportation RB
5.00%, 09/01/27 (Call 09/01/25)	125	141,440
Series A, 5.00%, 09/01/28 (Call 09/01/27)	110	131,445
		338,739
Louisiana — 0.9%
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series B,
5.00%, 05/01/27	70	82,441
State of Louisiana GO
Series A, 5.00%, 03/01/27	75	88,189
Series B, 5.00%, 08/01/27 (Call 08/01/26)	250	290,101
Series B, 5.00%, 10/01/27	80	95,252
State of Louisiana RB, 5.00%, 09/01/27	100	118,668
		674,651
Maine — 0.2%
Maine Municipal Bond Bank RB, 5.00%, 11/01/27	145	173,404

Maryland — 4.7%
City of Baltimore MD GO, Series A, 5.00%, 10/15/27	45	53,925
City of Baltimore MD RB, Series B, 5.00%, 07/01/31
(Call 01/01/27)	100	116,863
Security	Par (000)	Value

Maryland (continued)
County of Anne Arundel MD GOL
5.00%, 10/01/27	$180	$215,725
5.00%, 10/01/29 (Call 10/01/27)	155	185,132
County of Baltimore MD GO
5.00%, 03/01/27	105	124,143
5.00%, 08/01/27	190	226,935
County of Howard MD GO, Series B, 5.00%, 02/15/28
(Call 02/15/27)	150	176,374
County of Montgomery MD GO
4.00%, 11/01/28 (CALL 11/01/27)	55	62,616
Series A, 5.00%, 11/01/27	185	222,258
Series C, 5.00%, 10/01/27	100	119,908
County of Prince George's MD GOL, Series A, 5.00%, 07/15/27	415	495,142
State of Maryland Department of Transportation RB
4.00%, 09/01/27	55	62,650
5.00%, 10/01/27	200	239,212
5.00%, 10/01/27 (Call 10/01/26)	55	63,994
5.00%, 12/01/27 (Call 12/01/26)	100	116,887
5.00%, 09/01/30 (Call 09/01/27)	115	136,243
State of Maryland GO
Second Series, 5.00%, 08/01/27	125	149,299
Series A, 5.00%, 03/15/27	300	355,034
Series A, 5.00%, 03/15/28 (Call 03/15/27)	100	117,824
Series A, 5.00%, 08/01/29 (CALL 08/01/27)	225	267,132
Washington Suburban Sanitary Commission RB
3.00%, 06/01/27 (GTD)	75	81,239
5.00%, 06/15/28 (Call 06/15/27) (GTD)	60	71,120
		3,659,655
Massachusetts — 2.4%
City of Boston MA GO, Series A, 5.00%, 05/01/27	40	47,532
Commonwealth of Massachusetts GOL
Series B, 5.00%, 07/01/27	45	53,459
Series C, 5.00%, 05/01/27	195	230,740
Series D, 5.00%, 07/01/27	80	95,038
Series E, 5.00%, 11/01/27	180	215,480
Series G, 5.00%, 09/01/27	130	155,036
Commonwealth of Massachusetts Transportation Fund Revenue
RB, Series A, 5.00%, 06/01/30 (Call 12/01/27)	100	119,910
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/27	305	362,332
Series A-2, 5.00%, 07/01/28 (Call 07/01/27)	100	118,718
Massachusetts Clean Water Trust (The) RB, 5.25%, 08/01/27	20	24,176
Massachusetts School Building Authority RB, Series C, 5.00%,
08/15/27 (Call 08/15/25)	200	225,745
Massachusetts Water Resources Authority RB, Series B, 5.00%,
08/01/29 (Call 08/01/27)	135	160,830
University of Massachusetts Building Authority RB, 5.00%,
11/01/27	55	65,976
		1,874,972
Michigan — 1.7%
Michigan Finance Authority RB, 5.00%, 12/01/28 (CALL 06/01/27)	190	223,133
Michigan State Building Authority RB, 5.00%, 10/15/27	345	412,378
State of Michigan RB, 5.00%, 03/15/27	220	259,521
State of Michigan Trunk Line Revenue RB, Series B, 5.00%,
11/15/27	110	131,932
University of Michigan RB, Series A, 5.00%, 04/01/29
(Call 04/01/27)	75	88,439

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Wayne County Airport Authority RB, 5.00%, 12/01/27
(CALL 12/01/25)	$200	$226,364
		1,341,767
Minnesota — 1.3%
County of Hennepin MN GO, 5.00%, 12/01/27	205	246,887
State of Minnesota GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	160	191,466
Series A, 5.00%, 10/01/31 (Call 10/01/27)	100	118,826
Series D, 5.00%, 08/01/27 (Call 08/01/26)	210	244,085
Series D, 5.00%, 10/01/27	50	59,984
University of Minnesota RB, Series B, 5.00%, 12/01/29
(Call 12/01/27)	130	156,458
		1,017,706
Mississippi — 0.4%
State of Mississippi GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	150	179,481
Series C, 5.00%, 10/01/27 (Call 10/01/25)	90	102,145
		281,626
Missouri — 0.4%
Metropolitan St Louis Sewer District RB, Series A, 5.00%,
05/01/28 (Call 05/01/27)	140	165,971
Missouri State Board of Public Buildings GO, 5.00%, 10/01/27	120	142,305
		308,276
Nebraska — 0.6%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/27
(Call 03/01/27)	90	105,826
Nebraska Public Power District RB
Series A, 5.00%, 01/01/27 (Call 01/01/26)	135	153,845
Series B, 5.00%, 01/01/28 (Call 01/01/27)	50	58,526
Omaha Public Power District RB, Series A, 5.00%, 02/01/30
(Call 12/01/27)	75	89,720
University of Nebraska Facilities Corp. RB, 5.00%, 07/15/27	75	89,222
		497,139
Nevada — 2.9%
Clark County School District GOL, Series C, 5.00%, 06/15/27
(Call 12/15/25)	150	169,883
County of Clark NV, 5.00%, 07/01/27	150	177,337
County of Clark NV GOL
4.00%, 11/01/31 (Call 11/01/27)	125	140,630
5.00%, 06/01/27	25	29,570
5.00%, 11/01/27	145	173,139
Series B, 5.00%, 11/01/27 (Call 11/01/26)	50	58,453
County of Clark NV Passenger Facility Charge RB, Series C,
5.00%, 07/01/27	160	188,703
County of Clark NV RB
5.00%, 07/01/27	155	183,348
5.00%, 07/01/30 (Call 07/01/27)	25	29,385
County of Washoe NV RB, 5.00%, 02/01/27	35	40,980
Las Vegas Valley Water District GO, 5.00%, 06/01/27	140	165,357
Las Vegas Valley Water District GOL, Series A, 5.00%, 06/01/27
(Call 06/01/25)	50	56,101
State of Nevada GOL
5.00%, 08/01/27	150	178,545
Series D, 5.00%, 04/01/27 (Call 04/01/25)	95	105,889
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/27	100	119,812
5.00%, 12/01/27 (Call 06/01/26)	270	310,428
Security	Par (000)	Value

Nevada (continued)
Washoe County School District/NV GOL, 5.00%, 04/01/27	$100	$118,092
		2,245,652
New Hampshire — 0.3%
State of New Hampshire GO
Series B, 4.00%, 12/01/30 (Call 12/01/27)	120	135,867
Series D, 5.00%, 12/01/27	115	138,426
		274,293
New Jersey — 1.9%
New Jersey Economic Development Authority RB
5.00%, 06/15/27	70	81,689
Series A, 4.00%, 11/01/27 (SAP)	185	207,442
Series A, 5.00%, 11/01/27	125	146,965
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/29 (Call 01/01/27)	175	204,115
Series A, 5.25%, 01/01/27 (AGM)	350	416,019
State of New Jersey GO
5.00%, 06/01/27	10	11,699
5.00%, 06/01/27 (Call 06/01/25)	45	50,181
Series A, 5.00%, 06/01/27	325	380,225
		1,498,335
New Mexico — 0.6%
New Mexico Finance Authority RB, Series A, 5.00%, 06/01/27	25	29,655
State of New Mexico GO, 5.00%, 03/01/27	150	176,942
State of New Mexico Severance Tax Permanent Fund RB, 5.00%,
07/01/27	215	255,415
		462,012
New York — 11.6%
City of New York NY GO
Series 1, 5.00%, 08/01/27	155	183,325
Series 1, 5.00%, 08/01/29 (Call 08/01/27)	235	278,217
Series A, 5.00%, 08/01/27	140	165,584
Series A, 5.00%, 08/01/28 (Call 08/01/27)	335	397,580
Series C, 5.00%, 08/01/27 (Call 02/01/26)	15	17,157
Hudson Yards Infrastructure Corp. RB
Series A, 5.00%, 02/15/27	275	325,063
Series A, 5.00%, 02/15/29 (Call 02/15/27)	150	175,548
Long Island Power Authority RB, Series A, 5.00%, 09/01/27	100	119,318
Metropolitan Transportation Authority RB
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	25	28,614
Series B-2, 5.00%, 11/15/27 (CALL 11/15/26)	180	209,192
Series C-1, 5.00%, 11/15/27	250	293,316
Series C-1, 5.00%, 11/15/27 (Call 11/15/25)	70	78,612
Series D, 5.00%, 11/15/27 (Call 11/15/26)	55	62,950
New York City Transitional Finance Authority Building Aid
Revenue RB
Series B-1, 5.00%, 07/15/27 (SAW)	100	118,674
Series S-3, 5.00%, 07/15/27 (SAW)	245	290,752
Series S-4A, 5.00%, 07/15/27 (SAW)	130	154,276
New York City Transitional Finance Authority Future Tax Secured
Revenue RB
5.00%, 11/01/29 (Call 11/01/27)	100	119,528
Series B-1, 5.00%, 08/01/28 (Call 08/01/27)	100	119,205
Series B-1, 5.00%, 08/01/29 (Call 08/01/27)	215	255,538
Series C, 5.00%, 11/01/27 (Call 05/01/25)	250	280,084
Series C, 5.00%, 11/01/29 (Call 05/01/27)	200	236,323
New York City Water & Sewer System RB
5.00%, 06/15/27 (CALL 06/15/25)	125	140,320
Series AA, 5.00%, 06/15/27	355	421,081
Series BB-2, 5.00%, 06/15/31 (Call 06/15/27)	105	123,652

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series FF, 5.00%, 06/15/27 (Call 06/15/25)	$80	$89,805
New York State Dormitory Authority RB
5.00%, 03/15/27	180	211,718
5.00%, 03/15/30 (CALL 03/15/27)	170	199,161
Series A, 5.00%, 02/15/27 (Call 08/15/26)	100	115,682
Series A, 5.00%, 03/15/27	100	117,531
Series A, 5.00%, 07/01/27 (Call 07/01/25)	200	224,585
Series A, 5.00%, 02/15/29 (Call 02/15/27)	200	233,535
Series A, 5.00%, 02/15/30 (Call 02/15/27)	160	186,406
Series B, 5.00%, 02/15/27 (Call 02/15/25)	125	138,771
Series B, 5.00%, 03/15/27 (Call 09/15/25)	290	327,727
Series B, 5.00%, 02/15/31 (Call 08/15/27)	250	293,759
Series E, 5.00%, 03/15/27	100	117,693
New York State Environmental Facilities Corp. RB
5.00%, 06/15/27 (CALL 06/15/26)	100	115,825
5.00%, 06/15/29 (Call 06/15/27)	200	236,774
New York State Thruway Authority RB, 5.00%, 01/01/27	145	169,424
New York State Urban Development Corp. RB
5.00%, 03/15/27	100	117,639
Series A, 5.00%, 03/15/27 (Call 03/15/26)	140	160,795
Series A, 5.00%, 03/15/28 (Call 03/15/27)	100	117,964
Series A, 5.00%, 03/15/29 (Call 03/15/27)	100	117,639
Series C, 5.00%, 03/15/31 (Call 09/15/27)	110	130,384
Port Authority of New York & New Jersey RB, 5.00%, 11/15/31
(Call 11/15/27)	210	249,811
State of New York GO, Series A, 5.00%, 03/01/27	55	65,027
Triborough Bridge & Tunnel Authority RB
Series B, 5.00%, 11/15/27 (Call 05/15/27)	240	283,444
Series B, 5.00%, 11/15/31 (Call 05/15/27)	110	129,237
Series C-1, 5.00%, 11/15/27	190	227,065
Utility Debt Securitization Authority RB, 5.00%, 06/15/27
(CALL 06/15/25)	100	112,397
		9,083,707
North Carolina — 2.1%
City of Charlotte NC GO
5.00%, 06/01/27	120	142,888
Series A, 5.00%, 06/01/27	260	309,592
County of Guilford NC GO
Series B, 5.00%, 05/01/27	100	118,886
Series B, 5.00%, 05/01/28 (Call 05/01/27)	100	118,635
County of Mecklenburg NC GO
5.00%, 03/01/27	130	153,982
Series A, 5.00%, 04/01/27	45	53,413
Series A, 5.00%, 04/01/28 (Call 04/01/27)	125	147,850
Mecklenburg County Public Facilities Corp. RB, 5.00%, 02/01/27	50	58,834
State of North Carolina GO, 5.00%, 06/01/27 (Call 06/01/26)	125	144,435
State of North Carolina RB
5.00%, 03/01/27	160	187,964
Series B, 5.00%, 05/01/27	55	65,081
Series B, 5.00%, 05/01/28 (Call 05/01/27)	150	177,117
		1,678,677
Ohio — 2.4%
City of Columbus OH GO, 5.00%, 04/01/27	90	106,283
City of Columbus OH GOL
Series 4, 5.00%, 02/15/27	85	100,065
Series 4, 5.00%, 02/15/28 (Call 02/15/27)	120	141,076
County of Hamilton OH Sales Tax Revenue RB, 5.00%, 12/01/27	110	131,793
Ohio State University (The) RB, Series A, 5.00%, 12/01/27	150	180,090
Security	Par (000)	Value

Ohio (continued)
Ohio Turnpike & Infrastructure Commission RB
5.00%, 02/15/27	$80	$93,966
Series A, 5.00%, 02/15/30 (Call 02/15/27)	110	128,386
Ohio Water Development Authority RB, Series A, 5.00%,
12/01/27	160	191,897
Ohio Water Development Authority Water Pollution Control Loan
Fund RB
Series A, 5.00%, 06/01/29 (Call 06/01/27)	45	53,277
Series A, 5.00%, 12/01/29 (Call 06/01/27)	110	130,233
Series B, 5.00%, 06/01/27 (Call 12/01/25)	55	62,625
Series B, 5.00%, 12/01/27	100	119,936
State of Ohio GO
5.00%, 09/01/27	45	53,613
Series C, 5.00%, 08/01/27	45	53,511
Series T, 5.00%, 05/01/30 (Call 05/01/27)	240	282,921
Series U, 5.00%, 05/01/27	20	23,721
State of Ohio RB, Series B, 5.00%, 10/01/27	35	41,715
		1,895,108
Oklahoma — 0.6%
Grand River Dam Authority RB, Series A, 5.00%, 06/01/27
(Call 12/01/26)	195	228,664
Oklahoma Turnpike Authority RB
Series E, 4.00%, 01/01/31 (Call 01/01/27)	110	122,442
Series E, 5.00%, 01/01/27	25	29,380
University of Oklahoma (The) RB, Series B, 5.00%, 07/01/27
(Call 07/01/26)	100	114,992
		495,478
Oregon — 1.6%
City of Portland OR Sewer System Revenue RB
5.00%, 06/15/27 (CALL 06/15/26)	100	115,687
Series A, 5.00%, 05/01/27 (Call 05/01/26)	200	230,337
Hillsboro School District No.1J GO, 5.00%, 06/15/28
(Call 06/15/27) (GTD)	150	178,692
Oregon State Lottery RB, Series D, 5.00%, 04/01/27
(Call 04/01/25) (MO)	100	111,528
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/27 (Call 05/15/27)	150	177,572
Series B, 5.00%, 11/15/29 (Call 05/15/27)	145	170,600
State of Oregon GO
Series I, 5.00%, 08/01/28 (Call 08/01/27)	140	166,560
Series L, 5.00%, 08/01/30 (Call 08/01/27)	75	89,010
		1,239,986
Pennsylvania — 2.3%
City of Philadelphia PA GO
Series A, 5.00%, 08/01/27 (Call 08/01/25)	65	73,208
Series B, 5.00%, 08/01/27 (Call 08/01/25)	100	112,628
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/27	60	69,982
First Series, 5.00%, 02/01/27 (Call 02/01/26)	105	119,881
First Series, 5.00%, 09/15/27 (Call 09/15/26)	245	284,619
First Series, 5.00%, 01/01/28 (Call 01/01/27)	325	378,902
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	70	81,320
Lower Merion School District GOL, 5.00%, 11/15/27 (SAW)	60	72,111
Pennsylvania Turnpike Commission RB
5.00%, 06/01/27	115	134,541
5.00%, 06/01/27 (CALL 12/01/25)	50	56,771
Series A2, 5.00%, 12/01/27	100	119,627
Series A2, 5.00%, 12/01/29 (CALL 12/01/27)	100	119,627

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Series A2, 5.00%, 12/01/30 (Call 12/01/27)	$125	$148,840
		1,772,057
Rhode Island — 0.7%
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/27
(Call 06/15/26)	225	259,054
Rhode Island Infrastructure Bank Water Pollution Control
Revolving Fund RB, Series B, 5.00%, 10/01/30 (Call 10/01/27)	50	59,056
State of Rhode Island GO
Series B, 5.00%, 08/01/28 (Call 08/01/27)	150	178,457
Series B, 5.00%, 08/01/29 (Call 08/01/27)	25	29,641
		526,208
South Carolina — 0.1%
State of South Carolina GO, Series A, 4.00%, 04/01/31
(Call 10/01/27) (SAW)	80	91,080

Tennessee — 3.0%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%,
02/01/27	100	117,614
City of Memphis TN Electric System Revenue RB, 5.00%,
12/01/28 (Call 12/01/27)	145	173,362
City of Memphis TN GO, 5.00%, 05/01/27	100	118,050
County of Blount TN GO, Series B, 5.00%, 06/01/27
(Call 06/01/26)	100	115,366
County of Hamilton TN GO, Series A, 5.00%, 04/01/27	55	64,981
County of Montgomery TN GO, 5.00%, 04/01/27	125	147,273
County of Shelby TN GO
5.00%, 04/01/27	100	118,146
Series A, 5.00%, 04/01/27	85	100,424
Metropolitan Government of Nashville & Davidson County TN
Electric Revenue RB, Series A, 5.00%, 05/15/27	75	88,618
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 07/01/27	265	300,297
5.00%, 01/01/27 (Call 07/01/26)	65	75,141
5.00%, 07/01/27	105	124,436
Metropolitan Government of Nashville & Davidson County TN
Water & Sewer Revenue RB, Series B, 5.00%, 07/01/30
(Call 07/01/27)	125	148,142
State of Tennessee GO
Series A, 5.00%, 11/01/27	75	90,289
Series B, 5.00%, 08/01/27 (Call 08/01/26)	105	122,057
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/31 (Call 11/01/27) (NPFGC)	215	256,470
Series B, 5.00%, 11/01/27 (ST INTERCEPT)	60	71,863
Series B, 5.00%, 11/01/28 (Call 11/01/27) (ST INTERCEPT)	110	131,472
		2,364,001
Texas — 10.2%
Alamo Community College District GOL, 5.00%, 08/15/30
(Call 08/15/27)	110	130,985
Aldine Independent School District GO, 5.00%, 02/15/31
(Call 02/15/27) (PSF)	155	181,235
Austin Independent School District GO, 5.00%, 08/01/27 (PSF)	225	267,424
Board of Regents of the University of Texas System RB, Series E,
5.00%, 08/15/27	105	124,969
City of Austin TX GOL
5.00%, 09/01/27	60	71,769
5.00%, 09/01/28 (Call 09/01/27)	110	131,445
City of Austin TX Water & Wastewater System Revenue RB,
5.00%, 11/15/27	50	59,784
Security	Par (000)	Value

Texas (continued)
City of Dallas TX Waterworks & Sewer System Revenue RB,
Series A, 5.00%, 10/01/27 (Call 10/01/26)	$155	$181,498
City of Houston TX Combined Utility System Revenue RB,
Series B, 5.00%, 11/15/27	120	143,336
City of Plano TX GOL, 5.00%, 09/01/31 (Call 03/01/27)	100	117,317
City of San Antonio Texas Electric & Gas Systems Revenue RB,
5.00%, 02/01/27	75	88,013
City of San Antonio TX Electric & Gas Systems Revenue RB,
5.00%, 02/01/27	75	88,013
City of San Antonio TX GOL
5.00%, 08/01/27	45	53,328
5.00%, 08/01/28 (Call 08/01/27)	150	179,423
Clear Creek Independent School District RB, 5.00%, 02/15/27
(PSF)	115	135,628
College Station Independent School District GO, 5.00%, 08/15/27
(CALL 08/15/26)	105	121,867
Conroe Independent School District GO
5.00%, 02/15/27 (Call 02/15/26) (PSF)	60	68,702
5.00%, 02/15/30 (Call 02/15/27) (PSF)	110	128,444
County of Fort Bend TX GOL, Series B, 5.00%, 03/01/27
(Call 03/01/26)	150	171,968
Cypress-Fairbanks Independent School District GO, 5.00%,
02/15/27 (PSF)	160	188,187
Dallas Area Rapid Transit RB, 5.00%, 12/01/27	110	131,861
Dallas Fort Worth International Airport RB, Series A, 5.00%,
11/01/27	125	148,499
Fort Bend Independent School District GO, 4.00%, 08/15/31
(Call 08/15/27) (PSF)	110	123,958
Katy Independent School District GO, 5.00%, 02/15/27 (PSF)	65	76,278
Lewisville Independent School District GO, Series A, 4.00%,
08/15/27 (Call 08/15/25) (PSF)	100	109,341
Mesquite Independent School District GO, 5.00%, 08/15/29
(Call 08/15/27) (PSF)	215	255,764
North Texas Municipal Water District Upper East Fork Wastewater
Interceptor System Contract Revenue Refunding Bonds RB,
5.00%, 06/01/27	55	65,024
North Texas Municipal Water District Water System Revenue RB,
5.00%, 09/01/27 (Call 09/01/25)	70	79,180
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/27 (Call 01/01/26)	100	113,836
Series B, 5.00%, 01/01/27 (Call 01/01/26)	150	170,447
Northside Independent School District GO, Series A, 5.00%,
08/15/27 (PSF)	100	119,195
Northside Independent School District RB, 5.00%, 08/15/27
(PSF)	150	178,792
Northwest Independent School District GO, 5.00%, 02/15/28
(Call 08/15/27) (PSF)	130	155,106
Permanent University Fund - Texas A&M University System RB,
Series B, 5.00%, 07/01/27 (Call 07/01/25)	20	22,494
Permanent University Fund - University of Texas System RB,
5.00%, 07/01/27 (CALL 07/01/26)	100	115,734
Plano Independent School District RB, 5.00%, 02/15/27
(CALL 02/15/26) (PSF)	130	149,351
Round Rock Independent School District GO, Series A, 5.00%,
08/01/27 (PSF)	75	89,360
San Antonio Independent School District/TX GO, 5.00%, 08/15/27
(PSF)	50	59,597
San Antonio Water System RB
Series A, 5.00%, 05/15/27	100	118,157
Series A, 5.00%, 05/15/30 (Call 05/15/27)	255	300,589

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Socorro Independent School District GO, Series B, 5.00%,
08/15/30 (Call 08/15/27) (PSF)	$70	$83,026
Spring Independent School District GO, Series A, 5.00%, 08/15/27
(Call 08/15/26)	120	139,334
State of Texas GO
5.00%, 10/01/27	100	119,365
Series A, 5.00%, 10/01/30 (Call 10/01/27)	110	131,038
Series B, 5.00%, 10/01/29 (Call 10/01/27)	170	203,228
Series B, 5.00%, 10/01/30 (Call 10/01/27)	100	119,125
Temple Independent School District/TX GO, 4.00%, 02/01/28
(Call 02/01/27) (PSF)	100	112,333
Texas A&M University RB
4.00%, 05/15/27 (CALL 05/15/26)	150	166,638
Series C, 5.00%, 05/15/28 (Call 05/15/27)	100	118,075
Series E, 4.00%, 05/15/27 (Call 05/15/26)	85	94,428
Texas State University System RB
5.00%, 03/15/27	130	153,283
Series A, 5.00%, 03/15/27 (Call 03/15/25)	215	238,777
Series A, 5.00%, 03/15/30 (Call 03/15/27)	120	140,326
Texas Transportation Commission State Highway Fund RB,
5.00%, 10/01/27 (CALL 10/01/26)	100	116,848
Texas Water Development Board RB
5.00%, 08/01/30 (Call 08/01/27)	190	224,941
5.00%, 08/01/31 (Call 08/01/27)	60	70,930
Series A, 5.00%, 10/15/27	95	113,784
Series A, 5.00%, 10/15/31 (Call 10/15/27)	155	184,242
University of North Texas System RB
Series A, 5.00%, 04/15/27	40	47,126
Series A, 5.00%, 04/15/30 (Call 04/15/27)	160	186,345
		7,979,090
Utah — 1.2%
Central Utah Water Conservancy District RB, Series B, 5.00%,
10/01/30 (Call 10/01/27)	135	160,415
Salt Lake City Corp. RB, 5.00%, 02/01/30 (Call 02/01/27)	60	70,252
State of Utah GO, 5.00%, 07/01/28 (Call 07/01/27)	310	368,807
University of Utah (The) RB
5.00%, 08/01/27 (SAP)	80	95,364
Series A, 5.00%, 08/01/27 (Call 08/01/25)	60	67,358
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28
(Call 03/01/27)	140	164,393
		926,589
Vermont — 0.2%
State of Vermont GO, Series B, 5.00%, 08/15/27	100	119,666

Virginia — 3.3%
City of Newport News VA GO, Series A, 4.00%, 08/01/31
(Call 08/01/27)	180	202,424
City of Norfolk VA GO, Series B, 4.00%, 10/01/27 (Call 10/01/26)	75	84,286
City of Richmond VA GO
5.00%, 03/01/27	130	153,771
5.00%, 07/15/27	60	71,622
County of Arlington VA GO, 5.00%, 06/15/27	100	119,128
County of Henrico VA GO, Series A, 5.00%, 08/01/27 (SAW)	65	77,597
County of Loudoun VA GO, Series A, 5.00%, 12/01/27 (SAW)	70	83,955
Hampton Roads Sanitation District RB, Series A, 5.00%, 10/01/29
(Call 10/01/27)	210	250,920
Virginia College Building Authority RB
5.00%, 02/01/27	125	146,820
Series A, 5.00%, 09/01/27	100	119,081
Series A, 5.00%, 09/01/27 (Call 09/01/26) (ST INTERCEPT)	180	209,421
Security	Par (000)	Value

Virginia (continued)
Series A, 5.00%, 09/01/27 (PR 09/01/26) (ST INTERCEPT)	$5	$5,808
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/27 (Call 09/15/26)	40	46,644
5.00%, 09/15/27	110	130,775
Series A, 5.00%, 05/15/29 (Call 11/15/27)	310	371,807
Series A, 5.00%, 05/15/30 (Call 11/15/27)	150	179,353
Virginia Public Building Authority RB
Series A, 4.00%, 08/01/27	30	34,178
Series A, 4.00%, 08/01/31 (CALL 08/01/27)	110	124,695
Virginia Public School Authority RB, 5.00%, 08/01/27 (SAW)	100	118,681
Virginia Resources Authority RB, 5.00%, 11/01/27	60	72,010
		2,602,976
Washington — 5.4%
Auburn School District No. 408 of King & Pierce Counties GOL,
5.00%, 12/01/31 (Call 12/01/27) (GTD)	160	190,614
Central Puget Sound Regional Transit Authority RB, Series S-1,
5.00%, 11/01/27 (Call 11/01/26)	55	64,133
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%,
04/01/27 (Call 04/01/26)	110	126,446
City of Seattle WA GOL, Series A, 5.00%, 05/01/27	180	213,392
City of Seattle WA Municipal Light & Power Revenue RB
Series A, 5.00%, 07/01/27	115	136,617
Series B, 5.00%, 04/01/27 (Call 04/01/26)	160	183,571
Clark County School District No. 114 Evergreen GO, 5.00%,
12/01/27 (GTD)	155	186,381
County of King WA GOL
5.00%, 07/01/27 (Call 01/01/25)	160	177,582
5.00%, 12/01/27	120	144,146
Series E, 5.00%, 12/01/27 (Call 12/01/25)	80	91,349
County of King WA Sewer Revenue RB, Series B, 5.00%,
07/01/27 (Call 07/01/26)	45	52,143
Energy Northwest RB
Series A, 5.00%, 07/01/27	60	71,278
Series A, 5.00%, 07/01/29 (Call 07/01/27)	215	255,167
Series C, 5.00%, 07/01/27	205	243,535
King County School District No. 405 Bellevue GO, 5.00%,
12/01/27 (Call 12/01/26) (GTD)	115	134,794
King County School District No. 414 Lake Washington GO, 4.00%,
12/01/27 (GTD)	210	240,790
Kitsap County School District No. 401 Central Kitsap GO, 5.00%,
12/01/27 (GTD)	30	36,037
Pierce County School District No. 402 Franklin Pierce GO, 5.00%,
12/01/29 (Call 12/01/27) (GTD)	170	204,524
Port of Seattle WA RB, 5.00%, 02/01/27 (Call 02/01/26)	135	153,680
Spokane County School District No. 356 Central Valley GO,
5.00%, 12/01/28 (Call 12/01/27) (GTD)	125	150,230
State of Washington COP, Series B, 5.00%, 07/01/27	115	135,958
State of Washington GO
Series A, 5.00%, 08/01/31 (Call 08/01/27)	135	159,749
Series D, 5.00%, 02/01/27	100	117,667
Series E, 5.00%, 07/01/27 (Call 01/01/25)	75	83,014
Series R, 5.00%, 08/01/27	205	244,131
Series R, 5.00%, 08/01/27 (Call 08/01/26)	160	185,286
Series R-2018-C, 5.00%, 08/01/29 (Call 08/01/27)	140	166,316
University of Washington RB, Series B, 5.00%, 06/01/27
(Call 06/01/25)	75	84,256
Washington State University RB, 5.00%, 04/01/27 (Call 04/01/25)	35	38,816
		4,271,602

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

West Virginia — 1.0%
State of West Virginia GO
Series A, 5.00%, 06/01/27	$135	$160,443
Series A, 5.00%, 12/01/27	80	96,197
West Virginia Commissioner of Highways RB, Series A, 5.00%,
09/01/29 (Call 09/01/27)	225	266,605
West Virginia State School Building Authority Lottery Revenue RB,
Series A, 5.00%, 07/01/27 (Call 07/01/25)	220	247,593
		770,838
Wisconsin — 2.4%
Milwaukee Metropolitan Sewerage District GO, Series A, 5.00%,
10/01/27 (Call 10/01/26)	150	175,124
State of Wisconsin GO
5.00%, 05/01/27 (Call 05/01/25)	75	84,000
5.00%, 11/01/31 (Call 05/01/27)	125	147,147
Series 2, 4.00%, 11/01/27 (Call 05/01/26)	130	144,652
Series 2, 5.00%, 11/01/27 (Call 05/01/26)	190	218,905
Series 3, 5.00%, 11/01/30 (Call 05/01/27)	150	176,660
State of Wisconsin RB, Series A, 5.00%, 05/01/27	300	354,151
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/27	120	142,350
Series 2, 5.00%, 07/01/30 (Call 07/01/27)	180	212,701
Security	Par/ Shares (000)	Value

Wisconsin (continued)
Series 2, 5.00%, 07/01/31 (Call 07/01/27)	$215	$254,551
		1,910,241
Total Municipal Debt Obligations — 98.4%
(Cost: $78,898,686)		77,341,673

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Liquidity Funds: MuniCash, 0.01%(b)(c)	415	414,597

Total Short-Term Investments — 0.5%
(Cost: $414,597)		414,597

Total Investments in Securities — 98.9%
(Cost: $79,313,283)		77,756,270

Other Assets, Less Liabilities — 1.1%		859,294

Net Assets — 100.0%		$78,615,564

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$281,268	$132,925	(a)	$—	$404	$—	$414,597	415	$29	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$77,341,673	$—	$77,341,673
Money Market Funds	414,597	—	—	414,597
	$414,597	$77,341,673	$—	$77,756,270

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.	PSF	Permanent School Fund
COP	Certificates of Participation	RB	Revenue Bond
GO	General Obligation	SAP	Subject to Appropriations
GOL	General Obligation Limited	SAW	State Aid Withholding
GTD	Guaranteed	ST	Special Tax
MO	Moral Obligation
NPFGC	National Public Finance Guarantee Corp.
PR	Prerefunded